Schedule of property and equipment (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Property, Plant and Equipment [Line Items]
Gross book value	$ 360,669	$ 488,778	$ 472,876
Less: accumulated depreciation	(335,499)	(454,668)	(425,348)
Net book value	25,170	34,110	47,528
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Gross book value	16,600	22,496	22,496
Machinery [Member]
Property, Plant and Equipment [Line Items]
Gross book value	105,091	142,419	142,419
Office Equipment & Computers [Member]
Property, Plant and Equipment [Line Items]
Gross book value	202,521	274,457	258,555
Renovation [Member]
Property, Plant and Equipment [Line Items]
Gross book value	$ 36,457	$ 49,406	$ 49,406